Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current tax provision (benefit)
Total current tax provision	$ 1,496,361	$ (928,155)	$ 2,235,051
Deferred tax provision (benefit)
Total deferred tax provision	1,606,325	(955,082)	(1,778,277)
Income tax provisions (benefit)	3,102,686	(1,883,237)	456,774
Japan [Member]
Current tax provision (benefit)
Total current tax provision	920,128	(1,372,374)	2,229,231
Deferred tax provision (benefit)
Total deferred tax provision	1,624,243	(845,592)	(1,778,320)
Hong Kong [Member]
Current tax provision (benefit)
Total current tax provision	558,634	384,822
Deferred tax provision (benefit)
Total deferred tax provision	(97,305)	(30,278)
PRC [Member]
Current tax provision (benefit)
Total current tax provision	4,266	9,271	5,820
Deferred tax provision (benefit)
Total deferred tax provision
Malaysia [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision	(24)	(22)	43
United States [Member]
Current tax provision (benefit)
Total current tax provision	13,333	38,492
Deferred tax provision (benefit)
Total deferred tax provision	45,534	(45,534)
Canada [Member]
Current tax provision (benefit)
Total current tax provision		11,634
Deferred tax provision (benefit)
Total deferred tax provision	33,877	(33,656)
Australia [Member]
Current tax provision (benefit)
Total current tax provision
Deferred tax provision (benefit)
Total deferred tax provision